5. REVENUE RECOGNITION (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of revenues

Revenues are comprised of the following for the three and nine months ended March 31, 2020 and 2019:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Engineering Design Services	$210,065	$61,833	$1,098,234	$892,472
Optical Components	1,479,322	250,405	4,428,409	774,429
Medical Device Products and Assemblies	685,197	1,074,216	2,159,687	2,756,862
Total Revenues	$2,374,584	$1,386,454	$7,686,330	$4,423,763

	2019	2018
Engineering Design Services	$1,313,543	$1,283,534
Optical Components	1,821,889	1,226,190
Medical Device Products and Assemblies	3,668,737	1,528,324
Total Revenues	$6,804,169	$4,038,048

Contract Liabilities

Contract liabilities, which were recorded as customer advances in the Company’s Consolidated Balance Sheets, and unearned revenue are comprised of the following:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Contract liabilities, beginning of period	$388,506	$294,650	$450,192	$857,842
Unearned revenue received from customers	41,874	61,928	334,893	81,684
Revenue recognized	(119,855)	(97,650)	(474,560)	(680,598)
Contract liabilities, end of period	$310,525	$258,928	$310,525	$258,928